John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law Group TM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

January 28, 2016

Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of PFS Funds (the “Trust”) (File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 115 to the Trust’s Registration Statement under the Securities Act and Amendment No. 115 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”) pertaining to the Christopher Weil & Company Core Investment Fund and the Christopher Weil & Company Global Dividend Fund (the “CWC Funds”).

     The Amendment is being filed pursuant to Rule 485(a) for the purposes removing references to the sub-adviser for one of the CWC Funds. If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Regards, /s/ John H. Lively On behalf of The Law Offices of John H. Lively & Associates, Inc.